Subsequent events (Details Narrative) - USD ($)			12 Months Ended
	Dec. 01, 2022	Sep. 01, 2022	Aug. 31, 2021	Dec. 29, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests voting percentage			20.00%
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Description of debt instrument expiration period	August 31, 2025	convertible debentures that were due to expire in October and November 2022
Debt instrument principal amount	$ 1,250,000	$ 1,250,000		$ 750,000
Debt instrument, annual interest rate	7.00%	10.00%
Debt instrument conversion price per share	$ 1.10	$ 8.90
Debt instrument offset principal amount				500,000
Debt instrument interest amount				91,781
Debt instrument remaining principal amount				$ 250,000